Consolidated Statements of Income - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Interest income
Interest and fees on loans	$ 18,733,676	$ 19,012,157	$ 20,040,315
Interest on securities
Taxable	8,178,526	7,589,532	8,026,808
Non-taxable	3,319,234	3,382,064	2,802,915
Other interest	273,379	185,188	94,721
Total interest income	30,504,815	30,168,941	30,964,759
Interest expense
Deposits	1,921,904	1,843,983	1,843,717
Other borrowed funds	1,420,635	1,253,574	1,233,162
Total interest expense	3,342,539	3,097,557	3,076,879
Net interest income	27,162,276	27,071,384	27,887,880
Provision for loan losses	543,138	65,056	(556,687)
Net interest income after provision for loan losses	27,705,414	27,136,440	27,331,193
Non-interest income
Service charges on deposit accounts	4,238,525	3,788,984	3,866,537
Other service charges and fees	2,637,947	2,440,819	2,284,262
Net gains on sales of securities	104,708	112,881	17,503
Other income	1,314,964	1,348,916	2,159,407
Total non-interest income	8,296,144	7,691,600	8,327,709
Non-interest expense
Salaries and employee benefits	14,772,438	13,696,985	13,295,211
Occupancy expense	2,174,839	2,079,529	2,160,198
Equipment expense	3,209,677	3,028,654	3,065,042
Other expense	8,070,465	7,674,483	7,070,516
Total non-interest expense	28,227,419	26,479,651	25,590,967
Income before income taxes	7,774,139	8,348,389	10,067,935
Income tax expense	4,070,591	1,611,735	2,479,034
Net income	$ 3,703,548	$ 6,736,654	$ 7,588,901
Net income per share - basic	$ 0.76	$ 1.38	$ 1.56
Net income per share - diluted	$ 0.76	$ 1.38	$ 1.56
Average shares outstanding
Basic	4,878,691	4,865,968	4,872,064
Diluted	4,895,848	4,875,638	4,874,141